Organization and Nature of Operations (Narrative) (Detail) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended
	Jan. 09, 2012	Dec. 20, 2011	Dec. 31, 2011	Jan. 09, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Partnership Organization And Basis Of Presentation [Line Items]
Shares issued at initial public offering		5,400,000			5,400,000
Shares issued , Initial public offering price		$ 18.00
Net proceeds from issuance of shares			$ (87,395,000)		$ 87,397,000
Borrowings under revolving credit facility			45,000,000		45,000,000
Cash consideration					110,900,000
Credit facility, amount, outstanding			20,200,000		20,200,000
Cash paid to acquire interest in affiliate companies					6,000,000
Common units exercised by underwriters	810,000			810,000
Net cash proceeds from common stock exercised				$ 13,600,000		$ 4,000
Limited Partnership units Outstanding	17,640,000		17,640,000	17,640,000	17,640,000		17,789,561
General Partnership Units Outstanding	360,000			360,000
General partner interest	2.00%				2.00%
Mid-Con Energy Partners, LP [Member]
Partnership Organization And Basis Of Presentation [Line Items]
General partner interest					2.00%
Former Owners [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited partner interest					63.50%
Public Unitholders [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited partner interest					30.00%